Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Earnings Per Share

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Loss after income tax attributable to the owners of Immutep Limited	(18,343,984)	(12,746,020)	(9,367,206)

	Number	Number (Restated)*	Number (Restated)*
Weighted average number of ordinary shares used in calculating basic earnings per share	3,225,576,280	2,624,714,274	2,370,387,786

Weighted average number of ordinary shares used in calculating diluted earnings per share	3,225,576,280	2,624,714,274	2,370,387,786

	Cents	Cents (Restated)*	Cents (Restated)*
Basic earnings per share	(0.57)	(0.49)	(0.40)
Diluted earnings per share	(0.57)	(0.49)	(0.40)

*	The Group updated the 2018 and 2017 EPS figure to reflect the bonus shares issue arising from the capital raising in fiscal year 2019.

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Unlisted options	381,740,601	529,369,101	531,049,969
Convertible notes	826,269,809	797,171,907	727,075,050
Performance rights	49,417,818	108,964,706	33,852,075
Non-executive director rights	21,505,797	21,481,457	10,881,194
US warrants*	363,371,800	197,345,100	—

*	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up.